Average Annual Total Returns - Investor - Vanguard Target Retirement 2015 Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Target Retirement 2015 Composite Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Target Retirement 2015 Composite Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Target Retirement 2015 Composite Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	10.32%	7.78%	7.04%	8.54%	6.16%	5.74%	7.06%	5.72%	5.30%	7.51%	4.44%	3.84%	21.02%	15.46%	13.84%	11.00%	8.06%	7.24%